ACQUISITION OF BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Disclosure of detailed information about business combinations
The following table summarizes the consideration transferred, assets acquired, liabilities assumed and non-controlling interests recognized at the applicable acquisition dates for significant acquisitions. The consideration transferred reflects the partnership’s equity contribution, debt raised alongside institutional partners to fund the acquisition, contingent and other non-cash consideration:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total (1)
Cash	$10,317	$6,488	$661	$17,466
Contingent and other non-cash consideration	535	29	225	789
Total consideration	$10,852	$6,517	$886	$18,255

Cash and cash equivalents	$736	$76	$14	$826
Accounts receivable and other, net	521	461	31	1,013
Inventory, net	15	171	129	315
Property, plant and equipment	774	364	42	1,180
Intangible assets	5,718	4,373	348	10,439
Goodwill	5,569	1,492	363	7,424
Financial assets	4,543	4	—	4,547
Equity accounted investments and other assets	426	309	1	736
Accounts payable and other	(1,460)	(451)	(42)	(1,953)
Non-recourse borrowings in subsidiaries of the partnership	(4,543)	—	—	(4,543)
Deferred income tax liabilities	(1,366)	(282)	—	(1,648)
Net assets acquired before non-controlling interests	$10,933	$6,517	$886	$18,336
Non-controlling interests acquired	(81)	—	—	(81)
Net assets acquired	$10,852	$6,517	$886	$18,255
__________________________________________
(1)The fair values of acquired assets, assumed liabilities and goodwill for the acquisition have been determined on a preliminary basis at the end of the reporting period.
The following table summarizes the consideration transferred, assets acquired, liabilities assumed and non-controlling interests recognized at the applicable acquisition dates for significant acquisitions. The consideration transferred reflects the partnership’s equity contribution, debt raised alongside institutional partners to fund the acquisition, contingent consideration and other non-cash consideration:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Cash	$219	$4,806	$4,040	$9,065
Contingent and other non-cash consideration	63	19	358	440
Total consideration	$282	$4,825	$4,398	$9,505

Cash and cash equivalents	$11	$100	$165	$276
Accounts receivable and other, net	52	412	304	768
Inventory, net	—	104	484	588
Property, plant and equipment	56	1,967	467	2,490
Intangible assets	84	1,941	2,509	4,534
Goodwill	290	1,759	1,821	3,870
Equity accounted investments and other assets	9	5	28	42
Accounts payable and other	(96)	(846)	(769)	(1,711)
Non-recourse borrowings in subsidiaries of the partnership	(103)	(27)	(2)	(132)
Deferred income tax liabilities	(21)	(590)	(599)	(1,210)
Net assets acquired before non-controlling interests	$282	$4,825	$4,408	$9,515
Non-controlling interests acquired	—	—	(10)	(10)
Net assets acquired	$282	$4,825	$4,398	$9,505